Foreclosed Real Estate	12 Months Ended
Dec. 31, 2011
Foreclosed Real Estate[Abstract]
Foreclosed Real Estate
NOTE 7.	FORECLOSED REAL ESTATE

A summary of foreclosed real estate are presented as follows:

	Years Ended December 31,
	2011	2010
Balance, beginning of year	$8,917,239	$6,332,288
Additions	10,270,956	4,477,714
Capitalized expenses	92,108	3,858
Writedowns	(351,680)	(74,724)
Sales	(31,749)	(341,716)
Internally financed sales	(708,607)	(1,505,991)
Net gain (loss) on sales	(36,666)	25,810

Balance, end of year	$18,151,601	$8,917,239

Included in the amount of writedowns above are direct charges related to specifically identified declines in value of $166,680 and $74,724 for the years ended December 31, 2011 and 2010, respectively. During the year ended December 31, 2011, a general reserve of $185,000 was established for probable losses related to selling and holding costs. There was no general reserve for the year ended December 31, 2010.

As of December 31, 2011 and 2010, deferred gains on sales of foreclosed real estate of $312,950 and $312,950 are included in the balance sheet as a reduction of loans.

(Income) expenses applicable to foreclosed real estate include the following:

	Years Ended December 31,
	2011	2010
Net loss (gain) on sales of real estate	$36,666	$(25,810)
Operating expenses, net of rental income	705,966	396,703

Total	$742,632	$370,893